Derivative liability (Tables)	12 Months Ended
Dec. 31, 2019
Derivative liability
Schedule of changes in fair values of the derivative liability

	December 31,	December 31,
	2019	2018
Balance, beginning	$4,752,875	$3,655,690
Warrants issued	—	8,935,289
Warrants exercised	(607,133)	(131,053)
Changes in fair value of derivative liabilities	2,926,392	(7,707,051)
Balance, ending	$7,072,134	$4,752,875